Commitments (Details) - Schedule of lease costs, lease term and discount rate of office lease - Commitments [Member] - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Commitments (Details) - Schedule of lease costs, lease term and discount rate of office lease [Line Items]
Operating lease expense	$ 229,745	$ 31,727	$ 588,924	$ 113,211
Right-of-use assets	1,525,461		1,525,461
Lease liabilities - current	659,280		659,280
Lease liabilities - noncurrent	$ 777,455		$ 777,455
Weighted average remaining lease term	1 year 339 days		1 year 339 days
Weighted average discount rate	5.00%		5.00%